Shareholder Report	6 Months Ended
Aug. 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MP63 Fund Inc
Entity Central Index Key	0001071873
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
MP63 Fund
Shareholder Report [Line Items]
Fund Name	MP63 FUND, INC.
Class Name	MP63 Fund
Trading Symbol	DRIPX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION This semi-annual shareholder report contains important information about the MP63 Fund, Inc. – DRIPX (the “Fund”) for the period March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.mp63fund.com. You can also request this information by contacting us at 1-877-676-3386.
Additional Information Phone Number	1-877-676-3386
Additional Information Website	www.mp63fund.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

MP63 Fund, Inc.	$36	0.69%

*Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%
Net Assets	$ 103,401,358
Holdings Count | Holdings	69
Advisory Fees Paid, Amount	$ 176,986
Investment Company, Portfolio Turnover	7.81%
Additional Fund Statistics [Text Block]	Fund statistics
	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$103,401,358	69	7.81%	$176,986

Holdings [Text Block]	SECTOR WEIGHTINGS The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.
Largest Holdings [Text Block]

top ten holdings

(% of Net Assets)

1.	Microsoft Corp.	3.28%
2.	RTX Corp.	3.14%
3.	Exxon Mobil Corp.	2.66%
4.	The Travelers Companies, Inc.	2.64%
5.	Union Pacific Corp.	2.43%
6.	Alphabet, Inc. Class A	2.36%
7.	Bank of America Corp.	2.33%
8.	NextEra Energy, Inc.	2.33%
9.	Emerson Electric Co.	2.28%
10.	AbbVie, Inc.	2.13%
	Total % of Net Assets	25.58%

Updated Prospectus Phone Number	1-877-676-3386
Updated Prospectus Web Address	www.mp63fund.com